Note 4 - Loans - Loan Portfolio by Credit Quality Indicator (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans	$ 968,814	$ 781,526
Financial Asset Originated [Member]
Loans	847,100	763,139
Financial Assets Acquired [Member]
Loans	121,714	18,387
Pass [Member] | Financial Asset Originated [Member]
Loans	806,021	722,195
Pass [Member] | Financial Assets Acquired [Member]
Loans	117,494	18,387
Special Mention [Member] | Financial Asset Originated [Member]
Loans	20,636	18,156
Special Mention [Member] | Financial Assets Acquired [Member]
Loans	3,579
Substandard [Member] | Financial Asset Originated [Member]
Loans	20,443	22,788
Substandard [Member] | Financial Assets Acquired [Member]
Loans	641
Residential Mortgage [Member]
Loans	194,796	187,592
Residential Mortgage [Member] | Financial Asset Originated [Member]
Loans	171,341	185,577
Residential Mortgage [Member] | Financial Assets Acquired [Member]
Loans	23,455	2,015
Residential Mortgage [Member] | Pass [Member] | Financial Asset Originated [Member]
Loans	159,194	167,913
Residential Mortgage [Member] | Pass [Member] | Financial Assets Acquired [Member]
Loans	23,097	2,015
Residential Mortgage [Member] | Special Mention [Member] | Financial Asset Originated [Member]
Loans	4,632	7,107
Residential Mortgage [Member] | Special Mention [Member] | Financial Assets Acquired [Member]
Loans	249
Residential Mortgage [Member] | Substandard [Member] | Financial Asset Originated [Member]
Loans	7,515	10,557
Residential Mortgage [Member] | Substandard [Member] | Financial Assets Acquired [Member]
Loans	109
Commercial, Financial, and Agricultural [Member]
Loans	114,360	74,166
Commercial, Financial, and Agricultural [Member] | Financial Asset Originated [Member]
Loans	91,535	66,131
Commercial, Financial, and Agricultural [Member] | Financial Assets Acquired [Member]
Loans	22,825	8,035
Commercial, Financial, and Agricultural [Member] | Pass [Member] | Financial Asset Originated [Member]
Loans	86,558	63,394
Commercial, Financial, and Agricultural [Member] | Pass [Member] | Financial Assets Acquired [Member]
Loans	19,443	8,035
Commercial, Financial, and Agricultural [Member] | Special Mention [Member] | Financial Asset Originated [Member]
Loans	1,973	1,366
Commercial, Financial, and Agricultural [Member] | Special Mention [Member] | Financial Assets Acquired [Member]
Loans	2,949
Commercial, Financial, and Agricultural [Member] | Substandard [Member] | Financial Asset Originated [Member]
Loans	3,004	1,371
Commercial, Financial, and Agricultural [Member] | Substandard [Member] | Financial Assets Acquired [Member]
Loans	433
Consumer and Other [Member]
Loans	23,322	23,497
Consumer and Other [Member] | Financial Asset Originated [Member]
Loans	19,245	23,435
Consumer and Other [Member] | Financial Assets Acquired [Member]
Loans	4,077	62
Consumer and Other [Member] | Pass [Member] | Financial Asset Originated [Member]
Loans	18,883	23,045
Consumer and Other [Member] | Pass [Member] | Financial Assets Acquired [Member]
Loans	4,077	62
Consumer and Other [Member] | Special Mention [Member] | Financial Asset Originated [Member]
Loans	148	64
Consumer and Other [Member] | Special Mention [Member] | Financial Assets Acquired [Member]
Loans
Consumer and Other [Member] | Substandard [Member] | Financial Asset Originated [Member]
Loans	214	326
Consumer and Other [Member] | Substandard [Member] | Financial Assets Acquired [Member]
Loans
Commercial Real Estate Portfolio Segment [Member]
Loans	636,336	496,271
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Originated [Member]
Loans	564,979	487,996
Commercial Real Estate Portfolio Segment [Member] | Financial Assets Acquired [Member]
Loans	71,357	8,275
Commercial Real Estate Portfolio Segment [Member] | Pass [Member] | Financial Asset Originated [Member]
Loans	541,386	467,843
Commercial Real Estate Portfolio Segment [Member] | Pass [Member] | Financial Assets Acquired [Member]
Loans	70,877	8,275
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member] | Financial Asset Originated [Member]
Loans	13,883	9,619
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member] | Financial Assets Acquired [Member]
Loans	381
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member] | Financial Asset Originated [Member]
Loans	9,710	10,534
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member] | Financial Assets Acquired [Member]
Loans	99
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member]
Loans	96,097	60,310
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Asset Originated [Member]
Loans	83,036	58,812
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Assets Acquired [Member]
Loans	13,061	1,498
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Pass [Member] | Financial Asset Originated [Member]
Loans	82,322	58,050
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Pass [Member] | Financial Assets Acquired [Member]
Loans	12,996	1,498
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Special Mention [Member] | Financial Asset Originated [Member]
Loans	445	45
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Special Mention [Member] | Financial Assets Acquired [Member]
Loans
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Substandard [Member] | Financial Asset Originated [Member]
Loans	269	717
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Substandard [Member] | Financial Assets Acquired [Member]
Loans	65
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member]
Loans	540,239	435,961
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Financial Asset Originated [Member]
Loans	481,943	429,184
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Financial Assets Acquired [Member]
Loans	58,296	6,777
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Pass [Member] | Financial Asset Originated [Member]
Loans	459,064	409,793
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Pass [Member] | Financial Assets Acquired [Member]
Loans	57,881	6,777
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Special Mention [Member] | Financial Asset Originated [Member]
Loans	13,438	9,574
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Special Mention [Member] | Financial Assets Acquired [Member]
Loans	381
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Substandard [Member] | Financial Asset Originated [Member]
Loans	9,441	9,817
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Substandard [Member] | Financial Assets Acquired [Member]
Loans	$ 34